Inventories (Schedule of detailed information about inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Stockpile	$ 52,454	$ 26,235
Finished goods	61,266	68,029
Materials and supplies	93,614	60,748
Current Inventories	207,334	155,012
Non-current
Stockpile	9,591	42,785
Low grade stockpile	5,875	0
Materials and supplies	8,984	7,940
Non current Inventories	24,450	50,725
Total Inventories	$ 231,784	$ 205,737